Deposits from the Central Bank and Deposits from credit institutions (Tables)	12 Months Ended
Dec. 31, 2022
Deposits from the Central Bank and credit institutions
Financial liabilities
Schedule of financial liabilities

	12/31/2021	12/31/2022

Classification:
Financial liabilities at fair value through profit or loss	40,848	53,873
Financial liabilities at amortized cost	169,955	164,110
	210,803	217,983
Type:
Reciprocal accounts	13,373	12,870
Time deposits	5,471	3,559
Overnight deposits	26,164	13,589
Repurchase agreements	132,621	152,629
Other accounts	33,072	35,258
Of which:
Collateral received for OTC financial derivatives transactions (Note 32)	26,919	24,720
Others	6,153	10,538
Accrued interest	102	78
	210,803	217,983
Currency:
Peso	177,336	187,050
USD	33,424	30,902
Other currencies	43	31
	210,803	217,983